Taxation	12 Months Ended
Dec. 31, 2020
Taxation [Abstract]
Taxation

20. Taxation

The Group’s income tax expense recognized in the consolidated statement of profit or loss and other comprehensive loss was as follows:

	2020	2019	2018
Deferred income tax expense	(389,384)	(213,355)	(294,056)
Deferred income tax gain	410,668	407,192	131,879
	21,284	193,837	(162,177)

The Group’s effective income tax expense differed from the expected theoretical amount computed by applying the Group’s applicable weighted average tax rate of 12.1% in 2020 (2019: 12.5%, 2018: 21.1%) as summarized in the following table:

Reconciliation	2020	2019	2018
Loss before income tax	(8,221,449)	(6,825,738)	(11,334,224)
Income tax at statutory tax rates applicable to results in the respective countries	991,120	854,636	2,397,177
Effect of unrecognized temporary differences	(302,557)	89,974	140,371
Effect of unrecognized taxable losses	(184,881)	(913,309)	(2,553,594)
Effect of utilization of previously unrecognized taxable losses	—	193,155	—
Effect of impairment of deferred tax assets	—	(131,055)	—
Effect of previously unrecognized deferred tax asset	97,458	20,977	114,116
Effect of expenses deductible for tax purposes	—	—	—
Effect of expenses not considerable for tax purposes	(47,894)	(29,549)	—
Effect of changes in local tax legislation and/or local tax rates	—	110,758	—
Effect of impact from application of different tax rates	(531,962)	(1,750)	(260,247)
Effect of unrecognized taxable losses in equity	—	—	—
Income tax gain/(loss)	21,284	193,837	(162,177)

The tax effect of taxable temporary differences that give rise to deferred income tax liabilities or to deferred income tax assets as of December 31 is presented below:

Deferred Tax Liabilities	December 31, 2020	December 31, 2019
Intangible assets	(252,174)	(212,844)
Deferred unrealized foreign exchange gains	(350,054)	—
Derivative financial asset		(26,156)
Total	(602,228)	(239,000)

Deferred Tax Asset	December 31, 2020	December 31, 2019
Net operating loss (NOL)	476,363	91,851
Total	476,363	91,851
Deferred Tax, net	(125,865)	(147,149)

Deferred Tax 2020	Opening Balance	Recognized in Profit or Loss	Recognized in Equity	Closing Balance
Intangible assets	(212,844)	(39,330)	—	(252,174)
Hercules Loan Facility	—	—	—	—
Deferred unrealized foreign exchange gains	—	(350,054)	—	(350,054)
Derivative financial asset	(26,156)	26,156	—	—
Net operating loss (NOL)	91,851	384,512	—	476,363
Total	(147,149)	21,284	—	(125,865)

Deferred Tax 2019	Opening Balance	Recognized in Profit or Loss	Recognized in Equity	Closing Balance
Intangible assets	(627,540)	414,696	—	(212,844)
Hercules Loan Facility	(889)	889	—	—
Derivative financial asset	(17,763)	(8,393)	—	(26,156)
Net operating loss (NOL)	305,206	(213,355)	—	91,851
Total	(340,986)	193,837	—	(147,149)

As of December 31, 2020, the Group had unrecognized tax loss carryforwards amounting to CHF 114.0 million (2019: CHF 151.5 million), of which CHF 113.0 million related to Auris Medical AG, Otolanum AG, Zilentin AG and Altamira Medica AG in Switzerland, CHF 1.0 million to Auris Medical Inc. in the United States and CHF 0.0 million to Auris Medical PTY in Australia (2019: CHF 150.4 million for Auris Medical AG, Auris Medical Holding Ltd. and Otolanum AG and CHF 1.1 million for Auris Medical Inc.).

The Group’s unrecognized tax loss carryforwards with their expiry dates are as follows:

	December 31, 2020	December 31, 2019
Within 1 year	19,575,171	22,405,533
Between 1 and 3 years	56,866,795	49,120,938
Between 3 and 7 years	36,701,692	78,872,116
More than 7 years	870,200	1,054,465
Total	114,013,858	151,453,052

Due to the uncertainty surrounding the future results of operations and the uncertainty as to whether the Group can use the loss carryforwards for tax purposes, deferred tax assets on tax loss carryforwards were only considered to the extent that they offset taxable temporary differences within the same taxable entity. No deferred tax assets are calculated on temporary differences related to pension obligations from IAS 19.

The tax effect of the major unrecognized temporary differences and loss carryforwards is presented in the table below:

	December 31, 2020	December 31, 2019
Deductible temporary differences
Employee benefit plan	113,106	99,162
Derivative financial instruments	36,973	—
Other accounts payable	258,303	—
Stock option plans	—	568
Total potential tax assets	408,382	99,730
Taxable unrecognized temporary differences
Convertible loan	19,359	—
Total unrecognized potential tax liabilities	19,359	—
Offsetting potential tax liabilities with potential tax assets	(19,359)	—
Net potential tax assets from temporary differences not recognized	389,023	99,730
Potential tax assets from loss carry-forwards not recognized	14,896,367	19,611,272
Total potential tax assets from loss carry-forwards and temporary differences not recognized	15,285,390	19,711,002